Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Oct. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Apr. 30, 2019
Investor Class
Account Value [Line Items]
Line Graph and Table Measure Name	Investor Class
Account Value	$ 14,749	$ 14,152		$ 12,927	$ 12,531	$ 12,081	$ 10,142	$ 10,000
Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class
Account Value	$ 541,118	517,521	$ 500,000
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 21,907	17,523		13,876	16,944	13,165	11,119	10,000
S&P SmallCap 600 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P SmallCap 600 TR
Account Value	$ 15,820	14,554		$ 12,541	$ 14,948	$ 11,786	$ 10,591	$ 10,000
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 717,845	574,185	500,000
S&P SmallCap 600 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P SmallCap 600 TR
Account Value	$ 668,996	$ 615,472	$ 500,000